Supplement to the
Fidelity®
U.S. Government Reserves and
Fidelity Cash Reserves
January 29, 2005
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 9.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Each fund is also open for business on Good Friday.

The following information replaces the similar information found in the "Financial Highlights" section on page 21.

U.S. Government Reserves

Years ended November 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period 	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income 	 .010	 .009	 .017	 .044	 .058
Distributions from net investment income 	 (.010)	 (.009)	 (.017)	 (.044)	 (.058)
Net asset value, end of period 	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A 	 1.00%	 .94%	 1.71%	 4.46%	 6.00%
Ratios to Average Net Assets B
Expenses before expense reductions 	 .35%	 .35%	 .34%	 .36%	 .43%
Expenses net of voluntary waivers, if any 	 .35%	 .35%	 .34%	 .36%	 .43%
Expenses net of all reductions 	 .35%	 .35%	 .34%	 .36%	 .42%
Net investment income 	 1.01%	 .94%	 1.69%	 4.15%	 5.85%
Supplemental Data
Net assets, end of period (in millions) 	$ 2,277	$ 2,262	$ 2,560	$ 2,355	$ 1,495

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

CAS/FUS-05-02 October 17, 2005
1.712068.114

Supplement to the
Fidelity® U.S. Government Reserves
and Fidelity Cash Reserves
January 29, 2005
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 7.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Each fund is also open for business on Good Friday.

The following information replaces the similar information found in the "Financial Highlights" section on page 14.

U.S. Government Reserves
Years ended November 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period 	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income 	 .010	 .009	 .017	 .044	 .058
Distributions from net investment income 	 (.010)	 (.009)	 (.017)	 (.044)	 (.058)
Net asset value, end of period 	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A 	 1.00%	 .94%	 1.71%	 4.46%	 6.00%
Ratios to Average Net Assets B
Expenses before expense reductions 	 .35%	 .35%	 .34%	 .36%	 .43%
Expenses net of voluntary waivers, if any 	 .35%	 .35%	 .34%	 .36%	 .43%
Expenses net of all reductions 	 .35%	 .35%	 .34%	 .36%	 .42%
Net investment income 	 1.01%	 .94%	 1.69%	 4.15%	 5.85%
Supplemental Data
Net assets, end of period (in millions) 	$ 2,277	$ 2,262	$ 2,560	$ 2,355	$ 1,495

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

CAS/FUS-05-02L October 17, 2005
1.746835.112